LOANS AND LEASES - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 9,943,946	$ 9,302,798
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	737	178
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	3,429	6,167
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	9,835	15,467
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	6,153	11,883
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	1,011	1,143
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	15,333	4,304
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	36,498	39,142
Financing Receivable Allowance For Credit Losses Write Offs Revolving	2,811	1,173
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	39,309	40,315
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	11,761,778	10,933,176
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	2,108,112	2,275,641
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,084,260	2,255,789
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	2,094,727	1,477,690
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	1,089,697	951,457
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	761,994	935,194
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,805,156	1,407,027
Financing Receivable, Excluding Accrued Interest, Revolving	1,817,832	1,630,378
Commercial & Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	318	10
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	1,264	2,978
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	5,293	7,267
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	4,106	7,055
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	147	936
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	3,295	929
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	14,423	19,175
Financing Receivable Allowance For Credit Losses Write Offs Revolving	225	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	14,648	19,175
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	1,008	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	451	4,423
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	66	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	1,867	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	3,392	4,423
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	3,392	4,423
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,227	3,610
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	0	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	859
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	2,030
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	788	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	9,837	3,119
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	10,625	6,008
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	10,625	6,008
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	26,159	22,694
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	2,643
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	1
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	8	71
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	8	2,715
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	8	2,715
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	25	8
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	16	1
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	27
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	102	3
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	143	39
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	143	39
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	16,700	14,067
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	37	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	37	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	7
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	186	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	5	174
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	182	159
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	447	340
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	447	340
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	382	168
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	1,120	3,189
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	4,066	2,903
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	1,779	154
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	71	5
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	42	23
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	7,460	6,442
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	7,460	6,442
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	0	0
Financing Receivable Allowance For Credit Losses Write Offs Revolving	2,586	1,173
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	2,586	1,173
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,882,348	2,692,982
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,815,858	3,501,221
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	830,067	851,581
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	716,254	771,091
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	616,525	430,913
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	307,923	267,230
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	165,342	133,879
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	246,237	238,288
Financing Receivable, Excluding Accrued Interest, Revolving	933,510	808,239
Commercial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,825,266	2,604,530
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,716,146	3,378,610
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	819,600	848,448
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	710,857	736,213
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	592,046	414,460
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	298,770	265,143
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	162,136	113,296
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	241,857	226,970
Financing Receivable, Excluding Accrued Interest, Revolving	890,880	774,080
Commercial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	13,079	40,113
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	29,290	48,995
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	5,594	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,964	13,373
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	1,971	4,970
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	620	882
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	2,859	19,560
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	71	1,328
Financing Receivable, Excluding Accrued Interest, Revolving	16,211	8,882
Commercial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	44,003	48,339
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	70,422	73,616
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	4,873	3,133
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	3,433	21,505
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	22,508	11,483
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	8,533	1,205
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	347	1,023
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	4,309	9,990
Financing Receivable, Excluding Accrued Interest, Revolving	26,419	25,277
Commercial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving		0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Revolving	0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	598,045	474,817
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	598,045	474,817
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	228,424	267,232
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	264,645	197,005
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	85,672	6,501
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	12,159	1,189
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	5,317	2,367
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,828	523
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	570,442	458,399
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	570,442	458,399
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	228,132	261,064
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	253,776	186,997
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	70,608	6,404
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	11,480	1,189
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	5,309	2,222
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,137	523
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	11,365	12,808
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	11,365	12,808
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	4,761
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	644	8,047
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	10,171	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	550	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	16,238	3,610
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	16,238	3,610
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	292	1,407
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	10,225	1,961
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	4,893	97
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	129	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	8	145
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	691	0
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	779,446	545,557
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	779,446	564,832
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	142,902	170,259
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	213,300	208,446
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	335,230	108,886
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	51,240	44,017
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	19,422	7,784
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	17,352	6,165
Financing Receivable, Excluding Accrued Interest, Revolving	0	19,275
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	734,852	529,226
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	734,852	548,501
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	139,377	170,259
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	213,300	208,446
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	322,493	108,886
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	40,740	27,686
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	1,590	7,784
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	17,352	6,165
Financing Receivable, Excluding Accrued Interest, Revolving	0	19,275
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	34,094	16,331
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	34,094	16,331
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	3,525	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	12,737	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	16,331
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	17,832	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	10,500	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	10,500	0
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	10,500	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	3,056,668	3,098,961
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,093,384	3,138,629
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	529,688	476,473
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	407,194	604,768
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	526,070	485,459
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	344,397	268,142
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	236,978	587,649
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,012,341	676,470
Financing Receivable, Excluding Accrued Interest, Revolving	36,716	39,668
Commercial real estate-investor | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,911,546	2,990,612
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,948,262	3,030,280
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	515,950	468,579
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	376,740	595,423
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	497,047	473,325
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	340,115	261,794
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	231,922	554,893
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	949,772	636,598
Financing Receivable, Excluding Accrued Interest, Revolving	36,716	39,668
Commercial real estate-investor | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	94,147	76,443
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	94,147	76,443
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	13,738	7,894
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	30,454	9,345
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	18,423	12,134
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	4,282	110
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	106	32,756
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	27,144	14,204
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Commercial real estate-investor | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	50,975	31,906
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	50,975	31,906
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	10,600	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	6,238
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	4,950	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	35,425	25,668
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Commercial real estate-investor | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving		0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, Excluding Accrued Interest, Revolving	0
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	951,092	919,671
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	968,360	942,310
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	204,419	139,328
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	126,684	175,381
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	162,472	134,338
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	99,421	142,157
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	129,821	87,968
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	228,275	240,499
Financing Receivable, Excluding Accrued Interest, Revolving	17,268	22,639
Commercial real estate-owner | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	928,553	885,067
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	945,821	907,706
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	202,580	138,932
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	126,550	175,336
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	161,401	130,240
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	94,052	138,919
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	128,068	86,182
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	215,902	215,458
Financing Receivable, Excluding Accrued Interest, Revolving	17,268	22,639
Commercial real estate-owner | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	6,073	23,292
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,073	23,292
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	1,839	396
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	134	45
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	213	179
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	2,210	2,403
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	504	462
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,173	19,807
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Commercial real estate-owner | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	16,466	11,312
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	16,466	11,312
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	858	3,919
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	3,159	835
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	1,249	1,324
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	11,200	5,234
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Commercial real estate-owner | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year		0
Financing Receivable, Excluding Accrued Interest, Revolving		0
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,462,284	1,333,674
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,462,284	1,333,674
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	129,206	325,547
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	321,773	235,500
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	325,503	258,548
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	237,767	191,708
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	174,201	103,823
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	273,834	218,548
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Residential real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,441,988	1,316,309
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,441,988	1,316,309
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	129,008	325,304
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	321,232	234,583
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	324,180	255,964
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	233,355	188,212
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	169,901	101,663
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	264,312	210,583
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Residential real estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	20,296	17,365
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	20,296	17,365
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	198	243
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	541	917
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	1,323	2,584
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	4,412	3,496
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	4,300	2,160
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	9,522	7,965
Financing Receivable, Excluding Accrued Interest, Revolving	0	0
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	150,986	147,421
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	849,039	758,676
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	30,860	28,999
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	24,297	23,244
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	20,404	29,342
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	25,022	33,079
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	28,889	10,021
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	21,514	22,736
Financing Receivable, Excluding Accrued Interest, Revolving	698,053	611,255
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	149,968	146,457
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	842,961	752,640
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	30,799	28,979
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	23,969	23,175
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	20,280	29,084
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	24,878	32,917
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	28,882	9,883
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	21,160	22,419
Financing Receivable, Excluding Accrued Interest, Revolving	692,993	606,183
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,018	964
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	6,078	6,036
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	61	20
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	328	69
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	124	258
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	144	162
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	7	138
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	354	317
Financing Receivable, Excluding Accrued Interest, Revolving	5,060	5,072
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	63,077	89,715
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	133,051	159,078
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	12,546	16,222
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	10,113	40,354
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	22,851	23,703
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	11,768	3,935
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	2,024	1,703
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	3,775	3,798
Financing Receivable, Excluding Accrued Interest, Revolving	69,974	69,363
Installment | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	61,860	87,581
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	131,013	156,254
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	12,356	16,026
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	9,997	39,212
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	22,244	22,961
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	11,500	3,923
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	2,004	1,691
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	3,759	3,768
Financing Receivable, Excluding Accrued Interest, Revolving	69,153	68,673
Installment | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	1,217	2,134
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	2,038	2,824
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	190	196
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	116	1,142
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	607	742
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	268	12
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	20	12
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	16	30
Financing Receivable, Excluding Accrued Interest, Revolving	821	690
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	62,311	59,939
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	62,311	59,939
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	61,969	59,438
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	61,969	59,438
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	342	501
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, Excluding Accrued Interest, Revolving	$ 342	$ 501